Net Loss Per Share (Details) - Schedule of antidilutive and reduce the net loss per common stock - shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Antidilutive And Reduce The Net Loss Per Common Stock Abstract
Series A preferred stock		8,000	4,646,698	8,000
Convertible debentures		3,272
Total warrants		3,535
Total stock options		4,877
Total antidilutive shares	15,250,103	19,684	24,088,202	8,000